Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	89 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2028	Jun. 30, 2024	Jun. 30, 2033
DSS AmericaFirst Defensive Growth Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.98%)	(4.60%)		(3.59%)
DSS AmericaFirst Defensive Growth Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	4.74%	(3.03%)		(2.52%)
DSS AmericaFirst Defensive Growth Fund Class U
Average Annual Return [Line Items]
Average Annual Return, Percent	1.07%	(4.60%)		(3.85%)
DSS AmericaFirst Income Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	5.49%	1.72%		0.05%
DSS AmericaFirst Income Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	9.86%	3.11%		1.15%
DSS AmericaFirst Income Fund Class U
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%	1.41%		(0.35%)
DSS AmericaFirst Large Cap Share Buyback Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	14.09%	7.54%	7.84%
DSS AmericaFirst Large Cap Share Buyback Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	20.42%	8.95%	9.04%
DSS AmericaFirst Large Cap Share Buyback Fund Class U
Average Annual Return [Line Items]
Average Annual Return, Percent	16.19%	7.27%	7.48%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	6.75%	0.24%		0.96%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	13.77%	2.51%		2.64%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U
Average Annual Return [Line Items]
Average Annual Return, Percent	8.99%	0.28%		0.72%
Without Sales Load [Member] | DSS AmericaFirst Defensive Growth Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	4.25%	(3.50%)		(3.10%)
Without Sales Load [Member] | DSS AmericaFirst Defensive Growth Fund Class U
Average Annual Return [Line Items]
Average Annual Return, Percent	3.72%	(3.99%)		(3.61%)
Without Sales Load [Member] | DSS AmericaFirst Income Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	8.94%	2.38%		0.38%
Without Sales Load [Member] | DSS AmericaFirst Income Fund Class U
Average Annual Return [Line Items]
Average Annual Return, Percent	8.57%	1.83%		(0.14%)
Without Sales Load [Member] | DSS AmericaFirst Large Cap Share Buyback Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	20.07%	8.64%	8.60%
Without Sales Load [Member] | DSS AmericaFirst Large Cap Share Buyback Fund Class U
Average Annual Return [Line Items]
Average Annual Return, Percent	19.18%	7.81%	7.86%
Without Sales Load [Member] | DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	12.36%	1.28%		1.48%
Without Sales Load [Member] | DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U
Average Annual Return [Line Items]
Average Annual Return, Percent	11.80%	0.79%		0.98%
S P Total Return [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	24.56%	15.04%	14.52%	12.85%
Lipper Alternative [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.18%	7.62%		4.12%
B B G Aggregate [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.63%	(0.23%)		1.35%
Lipper Flex [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.48%	7.02%		5.86%
Lipper Multicap Core [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.58%	13.31%	12.57%
Lipper Absolute [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.51%	3.57%		2.37%